EQUITY - Narrative Equity Instruments and Hybrid Instruments (Details)					12 Months Ended
	Dec. 21, 2023 USD ($)	May 19, 2023 USD ($) shares	Mar. 14, 2023 USD ($) bond	May 18, 2020 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 28, 2009 USD ($) business_day
Disclosure of detailed information about borrowings [line items]
Consideration allocated to equity component						$ 315,000,000
Increase (decrease) through other changes, equity		$ 509,000,000			$ 6,000,000	13,000,000	$ (22,000,000)
Financing costs - net					$ 1,174,000,000	$ 859,000,000	334,000,000
Shares issued out of treasury shares (in shares) | shares					0	(25,000,000)
Non-controlling interests
Disclosure of detailed information about borrowings [line items]
Consideration allocated to equity component						$ 291,000,000
Increase (decrease) through other changes, equity			$ 291,000,000		$ 5,000,000	(9,000,000)	(40,000,000)
Retained Earnings
Disclosure of detailed information about borrowings [line items]
Consideration allocated to equity component						24,000,000
Increase (decrease) through other changes, equity			$ 24,000,000		1,000,000	$ 22,000,000	$ 8,000,000
Mandatorily convertible unsecured unsubordinated bonds
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 1,250,000,000	$ 666,666			$ 1,000,000,000
Call option, number of business days prior to maturity | business_day								10
Number of mandatorily convertible bonds repaid | bond			226,666
Number of mandatorily convertible bonds outstanding | bond			666,666
Consideration paid (received)			$ 340,000,000
Consideration allocated to debt component			25,000,000
Consideration allocated to equity component			$ 315,000,000
Financing costs - net	$ 66,000,000
Borrowings maturity, term				3 years
Borrowings, issuance amount of principal (in percent)				100.00%
Number of notes outstanding | shares		24,290,025
Shares issued out of treasury shares (in shares) | shares		57,057,991
Carrying amount		$ 1,534,000,000
Decrease in equity related to financing cost from conversion of convertible instruments		1,025,000,000
Increase (decrease) through financing cost related to conversion of convertible instruments, net of tax, equity		$ 794,000,000
Mandatorily convertible unsecured unsubordinated bonds | Significant shareholder
Disclosure of detailed information about borrowings [line items]
Shares issued out of treasury shares (in shares) | shares		9,396,120
Mandatorily convertible unsecured unsubordinated bonds | Other liabilities
Disclosure of detailed information about borrowings [line items]
Notional amount	113,000,000
Mandatorily convertible unsecured unsubordinated bonds | Non-controlling interests
Disclosure of detailed information about borrowings [line items]
Notional amount	547,000,000
Increase (decrease) through other changes, equity	$ 32,000,000